Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating Activities
Net income (loss) of the period	$ 38,757	$ 100,957
Adjustments to reconcile net loss from operations
Bad debt expense	17,614	6,250
Depreciation	2,792	0
Shares issued for services	0	0
Amortization on deferred compensation	50,000	0
Changes in Operating Assets and Liabilities
Accounts receivable	(352,276)	(125,000)
Other receivables	45,596	0
Advances to officers	0	(19,241)
Accounts payable and accrued expenses	(140,782)	19,699
Due to related parties	0	(8,509)
Deposit from customers	0	30,000
Deferred Revenue	430,000	0
Income tax payable	6,839	0
Net cash provided by operating activities	98,539	4,156
Investing Activities
Purchase of fixed assets	(861)	(4,156)
Net cash used in investing activities	(861)	(4,156)
Financing Activities
Proceeds from stock issuance	22,499	0
Net cash provided by financing activities	22,499	0
Net increase (decrease) in cash and equivalents	120,178	0
Cash and equivalents at beginning of the period	94,266	0
Cash and equivalents at end of the period	214,444	0
Supplemental cash flow information:
Interest paid	0	0
Income taxes paid	$ 0	$ 0